Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Oct. 04, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
No Nonpublic Material Information Taken into Account for Executive Compensation
Our Board and our Compensation Committee do not take material nonpublic information into account when determining the timing and terms of any stock option grant. The timing of any stock option grants to recipients in connection with new hires, promotions or other non-routine grants is tied to the event giving rise to the award (such as an employee’s commencement of employment or promotion effective date). We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
During fiscal year 2024, and in connection with the closing of the Merger, we awarded options to certain of our Named Executive Officers in the period beginning four business days before the filing of a report on Form 8-K that disclosed material nonpublic information, and ending one business day after such filing. The following table provides information concerning each such award:

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/sh)	Grant date fair value of the award
Percentage change in
the closing market
price of the securities
underlying the award
between the trading
day ending
immediately prior to
the disclosure of
material nonpublic
information and the
trading day beginning
immediately following
the disclosure of
material nonpublic
information

Nicholas A. Saccomano, Ph.D.	10/4/2024	542,232	$18.20	$16.18	-1.2%
Jason Leverone, C.P.A.	10/4/2024	130,611	$18.20	$16.18	-1.2%
Samuel Agresta, M.D.	10/4/2024	131,396	$18.20	$16.18	-1.2%

Award Timing Method	The timing of any stock option grants to recipients in connection with new hires, promotions or other non-routine grants is tied to the event giving rise to the award (such as an employee’s commencement of employment or promotion effective date).
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Our Board and our Compensation Committee do not take material nonpublic information into account when determining the timing and terms of any stock option grant. The timing of any stock option grants to recipients in connection with new hires, promotions or other non-routine grants is tied to the event giving rise to the award (such as an employee’s commencement of employment or promotion effective date). We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
During fiscal year 2024, and in connection with the closing of the Merger, we awarded options to certain of our Named Executive Officers in the period beginning four business days before the filing of a report on Form 8-K that disclosed material nonpublic information, and ending one business day after such filing. The following table provides information concerning each such award:

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/sh)	Grant date fair value of the award
Percentage change in
the closing market
price of the securities
underlying the award
between the trading
day ending
immediately prior to
the disclosure of
material nonpublic
information and the
trading day beginning
immediately following
the disclosure of
material nonpublic
information

Nicholas A. Saccomano, Ph.D.	10/4/2024	542,232	$18.20	$16.18	-1.2%
Jason Leverone, C.P.A.	10/4/2024	130,611	$18.20	$16.18	-1.2%
Samuel Agresta, M.D.	10/4/2024	131,396	$18.20	$16.18	-1.2%

Nicholas A. Saccomano [Member]
Awards Close in Time to MNPI Disclosures
Name		Nicholas A. Saccomano, Ph.D.
Underlying Securities | shares		542,232
Exercise Price | $ / shares		$ 18.2
Fair Value as of Grant Date | $		$ 16.18
Underlying Security Market Price Change		(0.012)
Jason Leverone [Member]
Awards Close in Time to MNPI Disclosures
Name		Jason Leverone, C.P.A.
Underlying Securities | shares		130,611
Exercise Price | $ / shares		$ 18.2
Fair Value as of Grant Date | $		$ 16.18
Underlying Security Market Price Change		(0.012)
Samuel Agresta [Member]
Awards Close in Time to MNPI Disclosures
Name		Samuel Agresta, M.D.
Underlying Securities | shares		131,396
Exercise Price | $ / shares		$ 18.2
Fair Value as of Grant Date | $		$ 16.18
Underlying Security Market Price Change		(0.012)